UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21507

Wells Fargo Income Opportunities Fund

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: April 30

Registrant is making a filing for Wells Fargo Income Opportunities Fund.

Date of reporting period: January 31, 2016

ITEM 1.  INVESTMENTS

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name			Shares	Value
Common Stocks : 0.15%
Materials : 0.00%
Chemicals : 0.00%
LyondellBasell Industries NV Class A			7	$546

Telecommunication Services : 0.15%
Diversified Telecommunication Services : 0.15%
Fairpoint Communications Incorporated †			55,687	835,305

Total Common Stocks (Cost $1,274,443)				835,851

	Interest rate	Maturity date	Principal
Corporate Bonds and Notes : 116.92%
Consumer Discretionary : 21.95%
Auto Components : 0.94%
Cooper Tire & Rubber Company (i)	7.63	3-15-2027	$4,000,000	4,160,000
Cooper Tire & Rubber Company	8.00	12-15-2019	400,000	444,000
Goodyear Tire & Rubber Company	7.00	5-15-2022	700,000	748,650
				5,352,650

Distributors : 0.22%
LKQ Corporation	4.75	5-15-2023	1,355,000	1,277,088

Diversified Consumer Services : 2.14%
Monitronics International	9.13	4-1-2020	575,000	461,438
Service Corporation International	7.00	6-15-2017	1,250,000	1,321,875
Service Corporation International	7.50	4-1-2027	7,078,000	8,122,005
Service Corporation International	7.63	10-1-2018	1,100,000	1,231,318
Service Corporation International	8.00	11-15-2021	885,000	1,039,875
				12,176,511

Hotels, Restaurants & Leisure : 5.55%
CCM Merger Incorporated 144A	9.13	5-1-2019	10,830,000	11,154,900
Greektown Holdings LLC 144A	8.88	3-15-2019	12,975,000	12,780,375
Hilton Worldwide Finance LLC	5.63	10-15-2021	320,000	329,600
Pinnacle Entertainment Incorporated	7.50	4-15-2021	6,297,000	6,548,880
Speedway Motorsports Incorporated	5.13	2-1-2023	825,000	822,938
				31,636,693

Household Durables : 0.69%
American Greetings Corporation	7.38	12-1-2021	3,375,000	3,434,063
Tempur Sealy International Incorporated 144A	5.63	10-15-2023	175,000	178,500
Tempur Sealy International Incorporated	6.88	12-15-2020	325,000	343,688
				3,956,251

Leisure Products : 0.18%
Vista Outdoor Incorporated 144A	5.88	10-1-2023	1,025,000	1,042,938

Media : 10.50%
Altice US Finance I Corporation 144A	5.38	7-15-2023	2,270,000	2,281,350
Cable One Incorporated 144A	5.75	6-15-2022	625,000	631,250
Cablevision Systems Corporation	8.63	9-15-2017	2,975,000	3,094,000
CCO Holdings LLC	5.13	2-15-2023	1,425,000	1,421,438
CCO Holdings LLC 144A	5.13	5-1-2023	795,000	792,913
CCO Holdings LLC	5.25	9-30-2022	2,048,000	2,073,600
CCO Holdings LLC 144A	5.38	5-1-2025	7,195,000	7,123,050
CCO Holdings LLC 144A	5.88	5-1-2027	1,145,000	1,127,825
CCO Holdings LLC	6.63	1-31-2022	1,228,000	1,300,145

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Media (continued)
CCO Holdings LLC	7.38%	6-1-2020	$2,364,000	$2,458,560
CCOH Safari LLC 144A	5.75	2-15-2026	5,125,000	5,098,734
Cequel Communications Holdings I LLC 144A	5.13	12-15-2021	1,941,000	1,755,440
Cequel Communications Holdings I LLC 144A	7.75	7-15-2025	3,625,000	3,316,875
Cinemark USA Incorporated	7.38	6-15-2021	1,525,000	1,589,813
CSC Holdings LLC	7.88	2-15-2018	1,525,000	1,605,063
CSC Holdings LLC	8.63	2-15-2019	635,000	676,275
EchoStar DBS Corporation	7.13	2-1-2016	1,160,000	1,160,000
Gray Television Incorporated	7.50	10-1-2020	8,125,000	8,378,906
Lamar Media Corporation	5.88	2-1-2022	1,785,000	1,854,169
LIN Television Corporation	6.38	1-15-2021	500,000	522,500
Live Nation Entertainment Incorporated 144A	7.00	9-1-2020	810,000	850,500
National CineMedia LLC	6.00	4-15-2022	3,340,000	3,419,325
National CineMedia LLC	7.88	7-15-2021	1,750,000	1,806,875
Nexstar Broadcasting Group Incorporated 144A	6.13	2-15-2022	300,000	285,000
Nexstar Broadcasting Group Incorporated	6.88	11-15-2020	3,510,000	3,518,775
Outfront Media Capital Corporation	5.25	2-15-2022	320,000	327,200
Outfront Media Capital Corporation	5.63	2-15-2024	35,000	35,788
Outfront Media Capital Corporation	5.88	3-15-2025	1,275,000	1,295,719
				59,801,088

Specialty Retail : 1.57%
ABC Supply Company Incorporated 144A	5.63	4-15-2021	730,000	744,600
ABC Supply Company Incorporated 144A	5.75	12-15-2023	475,000	484,500
Century Intermediate Holding Company (PIK at 10.50%) 144A¥(i)	9.75	2-15-2019	465,000	474,300
Penske Auto Group Incorporated	5.38	12-1-2024	1,860,000	1,804,200
Penske Auto Group Incorporated	5.75	10-1-2022	2,100,000	2,084,250
Sonic Automotive Incorporated	5.00	5-15-2023	1,900,000	1,790,750
Sonic Automotive Incorporated	7.00	7-15-2022	1,495,000	1,551,063
				8,933,663

Textiles, Apparel & Luxury Goods : 0.16%
Wolverine World Wide Company	6.13	10-15-2020	875,000	905,625

Consumer Staples : 1.56%
Beverages : 0.38%
Cott Beverages Incorporated	5.38	7-1-2022	850,000	824,500
Cott Beverages Incorporated	6.75	1-1-2020	1,295,000	1,333,850
				2,158,350

Food Products : 1.08%
B&G Foods Incorporated	4.63	6-1-2021	670,000	668,325
Darling Ingredients Incorporated	5.38	1-15-2022	295,000	289,100
Pilgrim’s Pride Corporation 144A	5.75	3-15-2025	1,860,000	1,790,250
Pinnacle Foods Incorporated 144A	5.88	1-15-2024	100,000	103,500
Simmons Foods Incorporated 144A	7.88	10-1-2021	3,625,000	3,208,125
Treehouse Foods Incorporated 144A	6.00	2-15-2024	100,000	102,875
				6,162,175

Household Products : 0.10%
Central Garden & Pet Company	6.13	11-15-2023	405,000	414,113
Spectrum Brands Incorporated 144A	5.75	7-15-2025	150,000	153,750
				567,863

Energy : 22.53%
Energy Equipment & Services : 8.74%
Bristow Group Incorporated	6.25	10-15-2022	8,040,000	5,527,500
Cleaver Brooks Incorporated 144A	8.75	12-15-2019	810,000	761,400
Era Group Incorporated	7.75	12-15-2022	7,340,000	5,578,400
Forum Energy Technologies Incorporated	6.25	10-1-2021	1,590,000	1,272,000

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Energy Equipment & Services (continued)
Gulfmark Offshore Incorporated	6.38%	3-15-2022	$7,033,000	$2,180,230
Hilcorp Energy Company 144A	5.00	12-1-2024	1,360,000	1,050,600
Hilcorp Energy Company 144A	5.75	10-1-2025	2,125,000	1,662,813
Hornbeck Offshore Services Company	1.50	9-1-2019	2,100,000	1,103,813
Hornbeck Offshore Services Incorporated	5.00	3-1-2021	4,705,000	2,658,325
Hornbeck Offshore Services Incorporated	5.88	4-1-2020	4,562,000	2,737,200
NGPL PipeCo LLC 144A	7.12	12-15-2017	3,990,000	3,750,600
NGPL PipeCo LLC 144A	7.77	12-15-2037	17,845,000	13,428,363
NGPL PipeCo LLC 144A	9.63	6-1-2019	715,000	672,100
PHI Incorporated	5.25	3-15-2019	9,000,000	7,267,500
Pride International Incorporated	8.50	6-15-2019	210,000	168,000
				49,818,844

Oil, Gas & Consumable Fuels : 13.79%
Alpha Natural Resources Incorporated (s)	6.25	6-1-2021	800,000	2,000
Arch Coal Incorporated (s)	7.00	6-15-2019	1,950,000	12,188
Arch Coal Incorporated (s)	7.25	6-15-2021	775,000	6,297
Berry Petroleum Company LLC	6.38	9-15-2022	5,200,000	1,040,000
Berry Petroleum Company LLC	6.75	11-1-2020	550,000	121,000
Continental Resources Company	5.00	9-15-2022	1,250,000	875,000
CSI Compressco LP	7.25	8-15-2022	2,575,000	1,673,750
Denbury Resources Incorporated	4.63	7-15-2023	6,300,000	2,079,000
Denbury Resources Incorporated	5.50	5-1-2022	580,000	203,000
Denbury Resources Incorporated	6.38	8-15-2021	2,605,000	937,800
El Paso Pipeline Partners Operating LLC	5.00	10-1-2021	2,850,000	2,693,236
Exterran Partners LP	6.00	4-1-2021	3,550,000	2,644,750
Kinder Morgan Energy Partners LP	5.55	6-1-2045	1,525,000	1,195,057
Kinder Morgan Incorporated	6.50	9-15-2020	1,155,000	1,156,229
Kinder Morgan Incorporated	7.00	6-15-2017	1,998,000	2,058,052
Kinder Morgan Incorporated (i)	7.42	2-15-2037	1,820,000	1,586,341
Kinder Morgan Incorporated	7.80	8-1-2031	3,050,000	2,926,097
Northern Tier Energy LLC	7.13	11-15-2020	4,300,000	4,091,020
Overseas Shipholding Group Incorporated	8.13	3-30-2018	2,126,000	2,115,370
Pioneer Natural Resources Company	7.50	1-15-2020	3,170,000	3,349,986
Rockies Express Pipeline LLC 144A	5.63	4-15-2020	6,255,000	5,598,225
Rockies Express Pipeline LLC 144A	6.88	4-15-2040	6,960,000	5,289,600
Rockies Express Pipeline LLC 144A(i)	7.50	7-15-2038	4,425,000	3,540,000
Sabine Oil & Gas Corporation (i)(s)	7.25	6-15-2019	850,000	55,250
Sabine Oil & Gas Corporation (i)(s)	7.50	9-15-2020	5,733,000	372,645
Sabine Pass Liquefaction LLC	5.63	2-1-2021	1,425,000	1,303,875
Sabine Pass Liquefaction LLC	5.63	4-15-2023	2,820,000	2,474,550
Sabine Pass Liquefaction LLC	5.63	3-1-2025	740,000	636,400
Sabine Pass Liquefaction LLC	5.75	5-15-2024	525,000	460,688
Sabine Pass Liquefaction LLC	6.25	3-15-2022	3,415,000	3,146,069
Sabine Pass LNG LP	6.50	11-1-2020	9,370,000	9,686,238
Sabine Pass LNG LP	7.50	11-30-2016	7,325,000	7,590,531
SemGroup Corporation	7.50	6-15-2021	4,620,000	3,557,400
Southern Star Central Corporation 144A	5.13	7-15-2022	80,000	69,000
Suburban Propane Partners LP	5.50	6-1-2024	480,000	399,600
Suburban Propane Partners LP	7.38	8-1-2021	716,000	701,680
Swift Energy Company (i)(s)	7.13	6-1-2017	9,300,000	697,500
Swift Energy Company (i)(s)	8.88	1-15-2020	1,750,000	131,250
Ultra Petroleum Corporation 144A	5.75	12-15-2018	650,000	91,781
Ultra Petroleum Corporation 144A	6.13	10-1-2024	14,075,000	1,970,500
				78,538,955

Financials : 22.73%
Banks : 1.15%
CIT Group Incorporated	5.25	3-15-2018	160,000	165,299
CIT Group Incorporated 144A	5.50	2-15-2019	2,225,000	2,297,313
CIT Group Incorporated 144A	6.63	4-1-2018	3,880,000	4,103,100
				6,565,712

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Capital Markets : 1.61%
Jefferies Finance LLC 144A	6.88%	4-15-2022	$6,910,000	$5,441,625
Jefferies Finance LLC 144A	7.38	4-1-2020	515,000	430,025
Jefferies Finance LLC 144A	7.50	4-15-2021	2,625,000	2,141,016
Neuberger Berman Group LLC 144A	5.88	3-15-2022	1,125,000	1,172,813
				9,185,479

Consumer Finance : 6.65%
Ally Financial Incorporated	5.75	11-20-2025	1,100,000	1,097,250
Ally Financial Incorporated	7.50	9-15-2020	200,000	222,500
Ally Financial Incorporated	8.00	12-31-2018	1,900,000	2,073,375
Ally Financial Incorporated	8.00	3-15-2020	3,016,000	3,377,920
Ford Motor Credit Company LLC	8.00	12-15-2016	200,000	210,434
Homer City Generation LLC (PIK at 9.23%) ¥	8.73	10-1-2026	2,891,288	2,255,204
Navient Corporation	5.88	3-25-2021	1,000,000	865,000
Navient Corporation	8.00	3-25-2020	5,450,000	5,368,250
SLM Corporation	6.13	3-25-2024	2,975,000	2,443,219
SLM Corporation	7.25	1-25-2022	1,600,000	1,424,000
SLM Corporation	8.45	6-15-2018	3,110,000	3,218,850
Springleaf Finance Corporation	5.75	9-15-2016	2,325,000	2,342,438
Springleaf Finance Corporation	6.00	6-1-2020	2,850,000	2,600,625
Springleaf Finance Corporation	6.50	9-15-2017	550,000	554,125
Springleaf Finance Corporation	6.90	12-15-2017	6,950,000	7,105,680
Springleaf Finance Corporation	7.75	10-1-2021	992,000	932,480
Springleaf Finance Corporation	8.25	10-1-2023	1,892,000	1,783,210
				37,874,560

Diversified Financial Services : 2.59%
Denali Borrower LLC 144A	5.63	10-15-2020	6,930,000	7,293,825
Infinity Acquisition LLC 144A(i)	7.25	8-1-2022	4,310,000	3,663,500
NewStar Financial Incorporated	7.25	5-1-2020	4,075,000	3,789,750
				14,747,075

Insurance : 1.28%
Hub Holdings LLC (PIK at 8.88%) 144A¥	8.13	7-15-2019	5,070,000	4,258,800
Hub International Limited 144A	7.88	10-1-2021	3,480,000	3,053,700
				7,312,500

Real Estate Management & Development : 0.84%
Onex Corporation 144A	7.75	1-15-2021	5,295,000	4,752,263

REITs : 8.61%
Crown Castle International Corporation	4.88	4-15-2022	760,000	797,050
Crown Castle International Corporation	5.25	1-15-2023	4,385,000	4,670,025
DuPont Fabros Technology Incorporated LP	5.63	6-15-2023	4,875,000	4,899,375
DuPont Fabros Technology Incorporated LP	5.88	9-15-2021	7,670,000	7,900,100
Equinix Incorporated	5.88	1-15-2026	700,000	724,500
ESH Hospitality Incorporated 144A	5.25	5-1-2025	4,650,000	4,478,508
Iron Mountain Incorporated	5.75	8-15-2024	8,220,000	8,117,250
Iron Mountain Incorporated 144A	6.00	10-1-2020	600,000	639,000
Iron Mountain Incorporated	6.00	8-15-2023	5,185,000	5,392,400
Sabra Health Care Incorporated	5.38	6-1-2023	1,425,000	1,428,563
Sabra Health Care Incorporated	5.50	2-1-2021	1,960,000	1,999,200
The Geo Group Incorporated	5.13	4-1-2023	825,000	783,750
The Geo Group Incorporated	5.88	1-15-2022	4,350,000	4,311,938
The Geo Group Incorporated	5.88	10-15-2024	850,000	818,125
The Geo Group Incorporated	6.63	2-15-2021	2,030,000	2,073,138
				49,032,922

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Health Care : 11.31%
Health Care Equipment & Supplies : 1.06%
Crimson Merger Sub Incorporated 144A	6.63	5-15-2022	$6,225,000	$4,170,750
Hill-Rom Holdings Incorporated 144A	5.75%	9-1-2023	325,000	331,094
Hologic Incorporated 144A	5.25	7-15-2022	1,500,000	1,552,500
				6,054,344

Health Care Providers & Services : 7.34%
Acadia Healthcare Company Incorporated	5.63	2-15-2023	465,000	439,367
Centene Corporation	5.75	6-1-2017	1,925,000	1,992,375
DaVita HealthCare Partners Incorporated	5.00	5-1-2025	2,215,000	2,179,006
DaVita HealthCare Partners Incorporated	5.75	8-15-2022	2,925,000	3,045,656
Fresenius Medical Care Holdings Incorporated 144A	5.63	7-31-2019	1,000,000	1,082,500
Fresenius Medical Care Holdings Incorporated	6.88	7-15-2017	700,000	745,500
HCA Incorporated	5.88	3-15-2022	750,000	804,375
HCA Incorporated	6.50	2-15-2020	6,525,000	7,193,813
HealthSouth Corporation 144A	5.75	11-1-2024	825,000	814,349
HealthSouth Corporation	5.75	11-1-2024	125,000	123,386
HealthSouth Corporation 144A	5.75	9-15-2025	1,975,000	1,915,355
HealthSouth Corporation	7.75	9-15-2022	1,363,000	1,414,113
Mednax Incorporated 144A	5.25	12-1-2023	775,000	794,375
Molina Healthcare Incorporated 144A	5.38	11-15-2022	775,000	775,000
MPT Operating Partnership LP	6.38	2-15-2022	1,780,000	1,806,700
MPT Operating Partnership LP	6.88	5-1-2021	3,175,000	3,286,125
Select Medical Corporation	6.38	6-1-2021	10,230,000	8,695,500
Team Health Incorporated 144A	7.25	12-15-2023	1,875,000	1,959,375
Tenet Healthcare Corporation	6.00	10-1-2020	2,600,000	2,756,000
				41,822,870

Health Care Technology : 1.34%
Emdeon Incorporated	11.00	12-31-2019	7,315,000	7,607,600

Pharmaceuticals : 1.57%
Endo Finance LLC 144A	5.75	1-15-2022	1,180,000	1,174,100
Endo Finance LLC 144A	5.88	1-15-2023	1,275,000	1,265,438
Endo Finance LLC 144A	6.00	2-1-2025	1,275,000	1,259,216
Endo Finance LLC 144A	7.75	1-15-2022	3,925,000	4,096,719
PRA Holdings Incorporated 144A	9.50	10-1-2023	975,000	1,067,625
Valeant Pharmaceuticals International Incorporated 144A	7.25	7-15-2022	100,000	98,000
				8,961,098

Industrials : 8.04%
Airlines : 0.43%
Aviation Capital Group Corporation 144A	6.75	4-6-2021	2,190,000	2,447,325

Commercial Services & Supplies : 3.29%
ADT Corporation	4.13	6-15-2023	1,775,000	1,633,000
ADT Corporation	6.25	10-15-2021	6,390,000	6,629,625
Aramark Services Incorporated 144A	5.13	1-15-2024	200,000	206,500
Berry Plastics Corporation 144A	6.00	10-15-2022	350,000	357,000
Covanta Holding Corporation	5.88	3-1-2024	5,393,000	4,705,393
Covanta Holding Corporation	6.38	10-1-2022	3,205,000	3,020,713
Covanta Holding Corporation	7.25	12-1-2020	2,150,000	2,175,531
				18,727,762

Construction & Engineering : 1.36%
AECOM	5.75	10-15-2022	355,000	358,994
AECOM	5.88	10-15-2024	4,280,000	4,263,950
United Rentals North America Incorporated	4.63	7-15-2023	1,965,000	1,913,419
United Rentals North America Incorporated	5.50	7-15-2025	1,385,000	1,237,844
				7,774,207

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Machinery : 0.13%
Enpro Industries Incorporated	5.88%	9-15-2022	$745,000	$724,513

Professional Services : 0.06%
Ascent Capital Group Incorporated	4.00	7-15-2020	600,000	342,750

Trading Companies & Distributors : 2.77%
Ashtead Capital Incorporated 144A	6.50	7-15-2022	6,975,000	7,114,500
H&E Equipment Services Incorporated	7.00	9-1-2022	8,320,000	7,592,000
International Lease Finance Corporation 144A	7.13	9-1-2018	1,015,000	1,098,738
				15,805,238

Information Technology : 8.46%
Communications Equipment : 0.31%
CommScope Technologies Finance LLC 144A	6.00	6-15-2025	1,800,000	1,750,500

Electronic Equipment, Instruments & Components : 3.12%
Jabil Circuit Incorporated	8.25	3-15-2018	13,532,000	14,716,050
Zebra Technologies Corporation	7.25	10-15-2022	2,910,000	3,026,400
				17,742,450

Internet Software & Services : 0.29%
Infor Software Parent LLC 144A	6.50	5-15-2022	875,000	763,438
Infor Software Parent LLC (PIK at 7.88%) 144A¥	7.13	5-1-2021	1,260,000	897,750
				1,661,188

IT Services : 1.75%
Audatex North America Incorporated 144A	6.00	6-15-2021	4,470,000	4,503,525
Audatex North America Incorporated 144A	6.13	11-1-2023	3,090,000	3,113,175
First Data Corporation 144A	5.00	1-15-2024	370,000	371,850
First Data Corporation 144A	5.75	1-15-2024	520,000	517,400
First Data Corporation 144A	6.75	11-1-2020	1,391,000	1,465,766
				9,971,716

Semiconductors & Semiconductor Equipment : 0.67%
Micron Technology Incorporated 144A	5.25	8-1-2023	600,000	486,000
Micron Technology Incorporated 144A	5.25	1-15-2024	400,000	325,000
Micron Technology Incorporated	5.50	2-1-2025	1,675,000	1,323,250
Micron Technology Incorporated 144A	5.63	1-15-2026	550,000	426,250
Micron Technology Incorporated	5.88	2-15-2022	1,410,000	1,254,900
				3,815,400

Software : 0.89%
Activision Blizzard Incorporated 144A	5.63	9-15-2021	1,155,000	1,212,750
Activision Blizzard Incorporated 144A	6.13	9-15-2023	285,000	304,950
Boxer Parent Company Incorporated (PIK at 9.75%) 144A¥	9.00	10-15-2019	4,375,000	2,493,750
Emdeon Incorporated 144A	6.00	2-15-2021	1,057,000	977,857
SS&C Technologies Incorporated 144A	5.88	7-15-2023	90,000	93,150
				5,082,457

Technology Hardware, Storage & Peripherals : 1.43%
NCR Corporation	5.88	12-15-2021	380,000	373,350
NCR Corporation	6.38	12-15-2023	7,865,000	7,781,395
				8,154,745

Materials : 2.38%
Chemicals : 0.08%
Celanese US Holdings LLC	5.88	6-15-2021	440,000	466,400

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Containers & Packaging : 2.30%
Ball Corporation	5.25%	7-1-2025	$305,000	$314,150
Crown Americas LLC	6.25	2-1-2021	515,000	532,381
Crown Cork & Seal Company Incorporated	7.38	12-15-2026	60,000	64,200
Crown Cork & Seal Company Incorporated (i)	7.50	12-15-2096	1,225,000	1,212,750
Owens-Brockway Glass Container Incorporated 144A	5.38	1-15-2025	925,000	862,563
Owens-Brockway Glass Container Incorporated 144A	5.88	8-15-2023	1,300,000	1,275,625
Owens-Brockway Glass Container Incorporated 144A	6.38	8-15-2025	4,805,000	4,732,925
Owens-Illinois Incorporated	7.80	5-15-2018	837,000	912,330
Sealed Air Corporation 144A	5.13	12-1-2024	1,775,000	1,775,000
Silgan Holdings Incorporated	5.00	4-1-2020	1,400,000	1,426,250
				13,108,174

Metals & Mining : 0.00%
Indalex Holdings Corporation (a)(i)(s)	11.50	2-1-2020	5,985,000	0

Telecommunication Services : 14.24%
Diversified Telecommunication Services : 5.97%
Citizens Communications Company	7.88	1-15-2027	830,000	639,100
Frontier Communications Corporation	8.13	10-1-2018	1,980,000	2,022,075
Frontier Communications Corporation	8.25	4-15-2017	2,380,000	2,493,050
Frontier Communications Corporation	8.50	4-15-2020	1,000,000	991,250
GCI Incorporated	6.75	6-1-2021	4,145,000	4,113,913
GCI Incorporated	6.88	4-15-2025	2,150,000	2,107,000
Level 3 Financing Incorporated	5.13	5-1-2023	1,595,000	1,602,975
Level 3 Financing Incorporated	5.38	8-15-2022	2,545,000	2,599,081
Level 3 Financing Incorporated 144A	5.38	1-15-2024	1,125,000	1,136,250
Level 3 Financing Incorporated	5.38	5-1-2025	1,595,000	1,604,969
Level 3 Financing Incorporated	5.63	2-1-2023	1,275,000	1,303,688
Level 3 Financing Incorporated	6.13	1-15-2021	1,690,000	1,770,275
Level 3 Financing Incorporated	7.00	6-1-2020	297,000	311,850
Qwest Corporation (i)	7.63	8-3-2021	440,000	439,450
Syniverse Holdings Incorporated	9.13	1-15-2019	11,370,000	4,320,600
Windstream Corporation	6.38	8-1-2023	1,250,000	903,125
Windstream Corporation	7.88	11-1-2017	5,380,000	5,622,100
				33,980,751

Wireless Telecommunication Services : 8.27%
MetroPCS Wireless Incorporated	6.63	11-15-2020	5,910,000	6,078,435
SBA Communications Corporation	4.88	7-15-2022	1,485,000	1,485,000
SBA Communications Corporation	5.63	10-1-2019	270,000	280,800
SBA Communications Corporation	5.75	7-15-2020	2,795,000	2,899,813
Sprint Capital Corporation	6.88	11-15-2028	19,435,000	12,827,100
Sprint Capital Corporation	8.75	3-15-2032	6,780,000	4,779,900
Sprint Communications Incorporated	7.00	8-15-2020	380,000	279,300
Sprint Communications Incorporated	11.50	11-15-2021	1,200,000	1,008,000
Sprint Corporation	7.13	6-15-2024	2,035,000	1,373,625
Sprint Corporation	7.63	2-15-2025	675,000	461,109
Sprint Corporation	7.88	9-15-2023	1,160,000	829,400
T-Mobile USA Incorporated	6.00	3-1-2023	500,000	502,750
T-Mobile USA Incorporated	6.13	1-15-2022	140,000	142,450
T-Mobile USA Incorporated	6.25	4-1-2021	290,000	295,800
T-Mobile USA Incorporated	6.38	3-1-2025	2,800,000	2,807,000
T-Mobile USA Incorporated	6.46	4-28-2019	265,000	273,281
T-Mobile USA Incorporated	6.50	1-15-2024	140,000	141,400
T-Mobile USA Incorporated	6.50	1-15-2026	365,000	363,175
T-Mobile USA Incorporated	6.54	4-28-2020	275,000	283,250
T-Mobile USA Incorporated	6.63	4-28-2021	1,510,000	1,560,963
T-Mobile USA Incorporated	6.63	4-1-2023	825,000	843,563
T-Mobile USA Incorporated	6.73	4-28-2022	5,645,000	5,800,238
T-Mobile USA Incorporated	6.84	4-28-2023	1,765,000	1,822,363
				47,138,715

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name	Interest rate	Maturity date	Principal	Value
Utilities : 3.72%
Electric Utilities : 0.74%
Energy Future Intermediate Holding Company LLC (s)	10.00%	12-1-2020	$150,000	$4,875
Otter Tail Corporation (i)	9.00	12-15-2016	3,985,000	4,190,498
				4,195,373

Gas Utilities : 0.77%
AmeriGas Finance LLC	6.75	5-20-2020	1,675,000	1,658,250
AmeriGas Finance LLC	7.00	5-20-2022	2,810,000	2,753,800
				4,412,050

Independent Power & Renewable Electricity Producers : 2.21%
Calpine Corporation 144A	5.88	1-15-2024	455,000	466,375
Calpine Corporation 144A	6.00	1-15-2022	865,000	898,519
Calpine Corporation 144A	7.88	1-15-2023	872,000	930,860
NSG Holdings LLC 144A	7.75	12-15-2025	5,467,116	5,767,808
Reliant Energy Incorporated	9.24	7-2-2017	841,834	835,520
Reliant Energy Incorporated	9.68	7-2-2026	780,000	764,400
TerraForm Power Operating LLC 144A	5.88	2-1-2023	1,695,000	1,351,763
TerraForm Power Operating LLC 144A	6.13	6-15-2025	2,050,000	1,583,625
				12,598,870

Total Corporate Bonds and Notes (Cost $736,498,151)				666,145,701

Loans : 4.86%
Consumer Discretionary : 1.60%
Hotels, Restaurants & Leisure : 0.12%
CCM Merger Incorporated ±	4.50	8-8-2021	662,066	657,928

Media : 0.76%
Learfield Communications Incorporated ±	8.75	10-9-2021	4,404,984	4,338,910

Specialty Retail : 0.72%
Focus Brands Incorporated ±	10.25	8-21-2018	4,124,203	4,113,892

Financials : 0.26%
Diversified Financial Services : 0.17%
American Beacon Advisors Incorporated ±(i)	9.75	3-3-2023	1,010,000	989,800

Insurance : 0.09%
Asurion LLC ±	8.50	3-3-2021	575,000	483,822

Industrials : 0.40%
Commercial Services & Supplies : 0.19%
W3 Company (i)±	9.25	9-13-2020	488,775	219,949
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	575,767	555,258
WASH Multifamily Laundry Systems LLC ±	4.25	5-14-2022	100,834	97,242
WASH Multifamily Laundry Systems LLC ±	8.00	5-12-2023	29,808	27,908
WASH Multifamily Laundry Systems LLC ±(i)	8.00	5-14-2023	170,192	159,342
				1,059,699

Transportation Infrastructure : 0.21%
HGIM Corporation ±	5.50	6-18-2020	2,592,371	1,228,136

Information Technology : 0.11%
Technology Hardware, Storage & Peripherals : 0.11%
Peak 10 Incorporated ±(i)	8.25	6-17-2022	700,239	637,218

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

Security name	Interest rate	Maturity date	Principal	Value
Telecommunication Services : 0.73%
Diversified Telecommunication Services : 0.57%
nTelos Incorporated ±	5.75%	11-9-2019	$3,288,973	$3,272,528

Wireless Telecommunication Services : 0.16%
LTS Buyer LLC ±(i)	8.00	4-12-2021	935,369	894,447

Utilities : 1.76%
Electric Utilities : 1.76%
Texas Competitive Electric Holdings Company LLC ±(s)	4.66	10-10-2016	34,355,889	10,023,331

Total Loans (Cost $52,512,141)				27,699,711

	Dividend yield		Shares
Preferred Stocks : 0.36%
Financials : 0.36%
Banks : 0.36%
GMAC Capital Trust I ±	7.98		81,784	2,081,403

Total Preferred Stocks (Cost $2,078,248)				2,081,403

	Interest rate
Yankee Corporate Bonds and Notes : 8.77%
Energy : 1.16%
Oil, Gas & Consumable Fuels : 1.16%
Baytex Energy Corporation 144A	5.63	6-1-2024	$565,000	327,700
Griffin Coal Mining Company Limited 144A(a)(i)(s)	9.50	12-1-2016	2,119,383	847,753
Griffin Coal Mining Company Limited (a)(i)(s)	9.50	12-1-2016	290,088	116,035
Teekay Corporation	8.50	1-15-2020	6,828,000	4,301,640
Teekay Corporation 144A	8.50	1-15-2020	1,650,000	1,039,500
				6,632,628

Financials : 0.13%
Banks : 0.13%
Nielsen Holding and Finance BV 144A	5.50	10-1-2021	700,000	719,250
Preferred Term Securities XII Limited (a)(i)(s)	0.00	12-24-2033	1,540,000	0
				719,250

Health Care : 1.92%
Pharmaceuticals : 1.92%
Mallinckrodt plc 144A	5.50	4-15-2025	970,000	863,300
Mallinckrodt plc 144A	5.63	10-15-2023	445,000	417,188
Valeant Pharmaceuticals International Incorporated 144A	5.63	12-1-2021	140,000	129,150
Valeant Pharmaceuticals International Incorporated 144A	5.88	5-15-2023	1,610,000	1,440,950
Valeant Pharmaceuticals International Incorporated 144A	6.13	4-15-2025	900,000	808,875
Valeant Pharmaceuticals International Incorporated 144A	6.75	8-15-2018	1,120,000	1,111,600
Valeant Pharmaceuticals International Incorporated 144A	7.50	7-15-2021	6,225,000	6,162,750
				10,933,813

Industrials : 0.59%
Building Products : 0.06%
Allegion plc	5.88	9-15-2023	340,000	351,050

Portfolio of investments — January 31, 2016 (unaudited)	Wells Fargo Income Opportunities Fund

Security name		Interest rate	Maturity date	Principal	Value
Commercial Services & Supplies : 0.47%
GFL Environmental Incorporated 144A		7.88%	4-1-2020	$2,680,000	$2,666,600

Machinery : 0.06%
Sensata Technologies BV 144A		5.00	10-1-2025	385,000	370,563

Materials : 1.29%
Containers & Packaging : 0.61%
Ardagh Finance Holdings SA (PIK at 8.63%) 144A¥		8.63	6-15-2019	1,662,270	1,529,288
Ardagh Packaging Finance plc 144A		9.13	10-15-2020	1,925,000	1,929,813
					3,459,101

Metals & Mining : 0.34%
ArcelorMittal SA		6.13	6-1-2025	175,000	126,875
ArcelorMittal SA		7.25	2-25-2022	585,000	475,313
Novelis Incorporated		8.38	12-15-2017	250,000	240,000
Novelis Incorporated		8.75	12-15-2020	1,195,000	1,086,136
					1,928,324

Paper & Forest Products : 0.34%
Sappi Limited 144A(i)		7.50	6-15-2032	2,155,000	1,939,500

Telecommunication Services : 3.68%
Diversified Telecommunication Services : 3.42%
Intelsat Jackson Holdings SA		5.50	8-1-2023	11,740,000	9,362,623
Intelsat Jackson Holdings SA		7.25	10-15-2020	1,200,000	1,032,000
Intelsat Jackson Holdings SA		7.50	4-1-2021	3,364,000	2,901,450
Intelsat Luxembourg SA		7.75	6-1-2021	2,595,000	1,128,825
Intelsat Luxembourg SA		8.13	6-1-2023	10,050,000	4,145,625
Virgin Media Finance plc 144A		5.38	4-15-2021	274,500	280,676
Virgin Media Finance plc 144A		6.38	4-15-2023	605,000	620,125
					19,471,324

Wireless Telecommunication Services : 0.26%
Telesat Canada Incorporated 144A		6.00	5-15-2017	1,475,000	1,486,063

Total Yankee Corporate Bonds and Notes (Cost $65,368,917)					49,958,216

		Yield		Shares
Short-Term Investments : 5.79%
Investment Companies : 5.79%
Wells Fargo Cash Investment Money Market Fund, Select Class (l)(u)		0.40		32,982,808	32,982,808

Total Short-Term Investments (Cost $32,982,808)					32,982,808

Total investments in securities (Cost $890,714,708)*	136.85%				779,703,690
Other assets and liabilities, net	(36.85)				(209,947,453)

Total net assets	100.00%				$569,756,237

†	Non-income-earning security
(i)	Illiquid security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(s)	The security is currently in default with regards to scheduled interest and/or principal payments. The Fund has stopped accruing interest on the security.
(a)	The security is fair valued in accordance with procedures approved by the Board of Trustees.
±	Variable rate investment. The rate shown is the rate in effect at period end.

Wells Fargo Income Opportunities Fund	Portfolio of investments — January 31, 2016 (unaudited)

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $895,554,093 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,778,834
Gross unrealized losses	(124,629,237)

Net unrealized losses	$(115,850,403)

Abbreviations:
LLC	Limited liability company
LP	Limited partnership
plc	Public limited company
REIT	Real estate investment trust

Wells Fargo Income Opportunities Fund (the “Fund”)

Notes to Portfolio of investments – January 31, 2016 (unaudited)

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Investments in registered open-end investment companies are valued at net asset value.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Loans

The Fund may invest in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. Investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. When the Fund purchases participations, it generally has no rights to enforce compliance with terms of the loan agreement with the borrower. As a result, the Fund assumes the credit risk of both the borrower and the lender that is selling the participation. When the Fund purchases assignments from lenders, it acquires direct rights against the borrower on the loan and may enforce compliance by the borrower with the terms of the loan agreement. Loans may include fully funded term loans or unfunded loan commitments, which are contractual obligations for future funding.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Common stocks
Materials	$546	$0	$0	$546
Telecommunication services	835,305	0	0	835,305
Corporate bonds and notes	0	666,145,701	0	666,145,701
Loans	0	13,940,164	13,759,547	27,699,711
Preferred stocks
Financials	2,081,403	0	0	2,081,403
Yankee corporate bonds and notes	0	48,994,428	963,788	49,958,216
Short-term investments
Investment companies	32,982,808	0	0	32,982,808

Total assets	$35,900,062	$729,080,293	$14,723,335	$779,703,690

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At January 31, 2016, the Fund did not have any transfers into/out of Level 1 or Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Loans	Yankee corporate bonds and notes	Total
Balance as of April 31, 2015	$19,480,727	$0	$19,480,727
Accrued discounts (premiums)	47,755	0	47,755
Realized gains (losses)	(77,401)	0	(77,401)
Change in unrealized gains (losses)	63,148	0	63,148
Purchases	198,500	0	198,500
Sales	(6,590,400)	0	(6,590,400)
Transfers into Level 3	637,218	963,788	1,601,006
Transfers out of Level 3	0	0	0

Balance as of January 31, 2016	$13,759,547	$963,788	$14,723,335

Change in unrealized gains (losses) relating to securities still held at January 31, 2016	$34,123	$0	$34,123

The investment types categorized above were valued using indicative broker quotes. The indicative broker quotes are considered Level 3 inputs. Quantitative unobservable inputs used by the brokers are often proprietary and not provided to the Fund and therefore the disclosure that would address these inputs is not included above.

The following is a list of common abbreviations for terms and entities that may have appeared in this report.

ACA — ACA Financial Guaranty Corporation

ADR — American depositary receipt

ADS — American depositary shares

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

Ambac — Ambac Financial Group Incorporated

AMT — Alternative minimum tax

AUD — Australian dollar

BAN — Bond anticipation notes

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazilian real

CAB — Capital appreciation bond

CAD — Canadian dollar

CCAB — Convertible capital appreciation bond

CDA — Community Development Authority

CDO — Collateralized debt obligation

CHF — Swiss franc

COP — Colombian peso

CLP — Chilean peso

DKK — Danish krone

DRIVER — Derivative inverse tax-exempt receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDA — Economic Development Authority

EDFA — Economic Development Finance Authority

ETF — Exchange-traded fund

EUR — Euro

FDIC — Federal Deposit Insurance Corporation

FFCB — Federal Farm Credit Banks

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Administration

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FICO — The Financing Corporation

FNMA — Federal National Mortgage Association

FSA — Farm Service Agency

GBP — Great British pound

GDR — Global depositary receipt

GNMA — Government National Mortgage Association

GO — General obligation

HCFR — Healthcare facilities revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher education facilities authority revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong dollar

HUD — Department of Housing and Urban Development

HUF — Hungarian forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Indonesian rupiah

IEP — Irish pound

JPY — Japanese yen

KRW — Republic of Korea won

LIBOR — London Interbank Offered Rate

LIFER — Long Inverse Floating Exempt Receipts

LIQ — Liquidity agreement

LLC — Limited liability company

LLLP — Limited liability limited partnership

LLP — Limited liability partnership

LOC — Letter of credit

LP — Limited partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multifamily housing revenue

MSTR — Municipal securities trust receipts

MTN — Medium-term note

MUD — Municipal Utility District

MXN — Mexican peso

MYR — Malaysian ringgit

National — National Public Finance Guarantee Corporation

NGN — Nigerian naira

NOK — Norwegian krone

NZD — New Zealand dollar

PCFA — Pollution Control Financing Authority

PCL — Public Company Limited

PCR — Pollution control revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable floating option tax-exempt receipts

plc — Public limited company

PLN — Polish zloty

PUTTER — Puttable tax-exempt receipts

R&D — Research & development

Radian — Radian Asset Assurance

RAN — Revenue anticipation notes

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real estate investment trust

ROC — Reset option certificates

RON — Romanian lei

RUB — Russian ruble

SAVRS — Select auction variable rate securities

SBA — Small Business Authority

SDR — Swedish depositary receipt

SEK — Swedish krona

SFHR — Single-family housing revenue

SFMR — Single-family mortgage revenue

SGD — Singapore dollar

SPA — Standby purchase agreement

SPDR — Standard & Poor’s Depositary Receipts

SPEAR — Short Puttable Exempt Adjustable Receipts

STRIPS — Separate trading of registered interest and

principal securities

TAN — Tax anticipation notes

TBA — To be announced

THB — Thai baht

TIPS — Treasury inflation-protected securities

TRAN — Tax revenue anticipation notes

TRY — Turkish lira

TTFA — Transportation Trust Fund Authority

TVA — Tennessee Valley Authority

ZAR — South African rand

ITEM 2.	CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Income Opportunities Fund (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Fund’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Income Opportunities Fund

By:	/s/ Karla M. Rabusch
Karla M. Rabusch President

Date:	March 24, 2016

By:	/s/ Jeremy DePalma
Jeremy DePalma Treasurer

Date:	March 24, 2016